Document And Entity Information	12 Months Ended
Jan. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	DESCARTES SYSTEMS GROUP INC
Document Type	40-F
Current Fiscal Year End Date	--01-31
Entity Common Stock, Shares Outstanding	62,654,284
Amendment Flag	false
Entity Central Index Key	0001050140
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jan. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY